13F-HR

02/14/06

0001103804
@ddddd8d

NONE
1

Carl Casler
203-863-5039

ccasler@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                   FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  55 Railroad Avenue, Greenwich, CT 06830

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name: Brian Smith
Title: Chief Financial Officer
Phone: 203-863-5030
Signature, Place and Date of Signing: Greenwich, CT

Brian Smith  February 14, 2006

Report Type (Check only one.):
[ X]      13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   111

Form 13F Information Table Value Total: 3,188,898

                                      TITLE OF             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                         CLASS       Cusip   X($1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE     SHARED   NONE
Access Pharm WTS 7.10 2/09                WTS          0049929A3 0        75000    SH       SOLE            75000
Advance Auto Parts                        COMMON STOCK 00751Y106 25206    580000   SH       SOLE            580000
Advanced Medical Optics                   COMMON STOCK 00763M108 5057     121000   SH       SOLE            121000
Adventrix Warrants stk 2.26 exp 07/21/12  WTS          007993DV7 3859     3783783  SH       SOLE            3783783
Adventrx Pharmaceuticals                  COMMON STOCK 00764X103 10258    3127583  SH       SOLE            3127583
Affiliated Managers Group                 COMMON STOCK 008252108 1845     23000    SH       SOLE            23000
Alexion Pharmaceuticals Inc               COMMON STOCK 015351109 4637     229000   SH       SOLE            229000
Allied Waste                              COMMON STOCK 019589308 10488    1200000  SH       SOLE            1200000
Alnylam Pharmaceuticals                   COMMON STOCK 02043Q107 3099     232000   SH       SOLE            232000
Ameritrade Holding Corp - CL A            COMMON STOCK 03074K100 26719    1113300  SH       SOLE            1113300
Aon Corp                                  COMMON STOCK 037389103 65317    1816900  SH       SOLE            1816900
Automatic Data Processing                 COMMON STOCK 053015103 117684   2564500  SH       SOLE            2564500
Axonys Warrants 7.25 1/8/09               WTS          054990973 0        212500   SH       SOLE            212500
Carnival Corp.                            COMMON STOCK 143658300 206233   3857000  SH       SOLE            3857000
Celera Genomics Group                     COMMON STOCK 038020202 5710     521000   SH       SOLE            521000
Cendant Corporation                       COMMON STOCK 151313103 4830     280000   SH       SOLE            280000
Centex                                    COMMON STOCK 152312104 45489    636300   SH       SOLE            636300
Certegy                                   COMMON STOCK 156880106 56074    1382500  SH       SOLE            1382500
Choicepoint Inc                           COMMON STOCK 170388102 16882    379300   SH       SOLE            379300
CMGI Inc.                                 COMMON STOCK 125750109 2        1463     SH       SOLE            1463
Colonial BancGroup                        COMMON STOCK 195493309 23381    981600   SH       SOLE            981600
Commercial Metals Company                 COMMON STOCK 201723103 2252     60000    SH       SOLE            60000
Cortex wts 3.25 1/6/09                    WTS          220990998 0        650000   SH       SOLE            650000
Countrywide Financial Corp.               COMMON STOCK 222372104 4875     142600   SH       SOLE            142600
CuraGen Corp.                             COMMON STOCK 23126R101 1352     439000   SH       SOLE            439000
Cyberonics                                COMMON STOCK 23251P102 5846     181000   SH       SOLE            181000
Cytec Industries Inc                      COMMON STOCK 232820100 11907    250000   SH       SOLE            250000
Cytokinetics                              COMMON STOCK 23282W100 2367     362000   SH       SOLE            362000
Dell Computer Corp.                       COMMON STOCK 24702R101 21234    709000   SH       SOLE            709000
Doral Financial Corp.                     COMMON STOCK 25811P100 7939     749000   SH       SOLE            749000
Downey Financial Corp                     COMMON STOCK 261018105 4630     67700    SH       SOLE            67700
DST Systems                               COMMON STOCK 233326107 54637    912000   SH       SOLE            912000
Du Pont                                   COMMON STOCK 263534109 14875    350000   SH       SOLE            350000
Dun & Bradstreet Corp                     COMMON STOCK 26483E100 176138   2630500  SH       SOLE            2630500
Dynegy Inc.-Cl A                          COMMON STOCK 26816Q101 12100    2500000  SH       SOLE            2500000
E Trade Financial Corp                    COMMON STOCK 269246104 100019   4794800  SH       SOLE            4794800
Emisphere Technologies                    COMMON STOCK 291345106 425      98000    SH       SOLE            98000
Esco Technologies Inc                     COMMON STOCK 296315104 10010    225000   SH       SOLE            225000
Exelixis Inc.                             COMMON STOCK 30161Q104 3287     349000   SH       SOLE            349000
Extendicare Inc                           COMMON STOCK 30224T871 4977     272000   SH       SOLE            272000
First American Corporation                COMMON STOCK 318522307 128303   2832300  SH       SOLE            2832300
Flagstar Bancorp Inc                      COMMON STOCK 337930101 7593     527350   SH       SOLE            527350
Fleetwood Enterprises                     COMMON STOCK 339099103 8645     700000   SH       SOLE            700000
FTD Group Inc                             COMMON STOCK 30267U108 28482    2741300  SH       SOLE            2741300
Globalsantafe Corp                        COMMON STOCK G3930E101 18056    375000   SH       SOLE            375000
Google Inc.                               COMMON STOCK 38259P508 38042    91700    SH       SOLE            91700
GTX Inc.                                  COMMON STOCK 40052B108 6254     827300   SH       SOLE            827300
Guidant Corp                              COMMON STOCK 401698105 5892     91000    SH       SOLE            91000
Hanover Compressor Co                     COMMON STOCK 410768105 16226    1150000  SH       SOLE            1150000
Hartford Financial Services               COMMON STOCK 416515104 92812    1080600  SH       SOLE            1080600
Herbalife                                 COMMON STOCK G4412G101 13918    428000   SH       SOLE            428000
Host Marriott Corporation                 COMMON STOCK 44107P104 613      32400    SH       SOLE            32400
Human Genome Sciences Inc.                COMMON STOCK 444903108 7378     862000   SH       SOLE            862000
Huntsman Corporation                      COMMON STOCK 447011107 10332    600000   SH       SOLE            600000
I-Flow Corporation                        COMMON STOCK 449520303 805      55100    SH       SOLE            55100
Imclone Systems                           COMMON STOCK 45245W109 60570    1769000  SH       SOLE            1769000
International Paper                       COMMON STOCK 460146103 10083    300000   SH       SOLE            300000
Interoil Corporation                      ADRS STOCKS  460951106 10039    374600   SH       SOLE            374600
Investment Technology Group               COMMON STOCK 46145F105 1027     29000    SH       SOLE            29000
KB HOME                                   COMMON STOCK 48666K109 806      11100    SH       SOLE            11100
Kohls Corp                                COMMON STOCK 500255104 147199   3028800  SH       SOLE            3028800
LA-Z-BOY Inc.                             COMMON STOCK 505336107 4495     331500   SH       SOLE            331500
Lennar Corp-CL A                          COMMON STOCK 526057104 115748   1896900  SH       SOLE            1896900
Liberty Global Inc-A                      COMMON STOCK 530555101 78525    3490000  SH       SOLE            3490000
Ligand Pharmaceuticals - CL B             COMMON STOCK 53220K207 6299     565000   SH       SOLE            565000
Live Nation                               COMMON STOCK 14985W109 14880    1135900  SH       SOLE            1135900
Marriott International Cl A               COMMON STOCK 571903202 25415    379500   SH       SOLE            379500
McDonald's Corporation                    COMMON STOCK 580135101 745      22100    SH       SOLE            22100
Medimmune Inc.                            COMMON STOCK 584699102 4272     122000   SH       SOLE            122000
Mellon Financial Corp                     COMMON STOCK 58551A108 1346     39300    SH       SOLE            39300
MI Developments Inc - Cl A                COMMON STOCK 55304X104 17289    502900   SH       SOLE            502900
Mohawk Industries Inc                     COMMON STOCK 608190104 69444    798400   SH       SOLE            798400
Myogen Inc                                COMMON STOCK 62856E104 5237     174000   SH       SOLE            174000
NASDAQ Stock Market                       COMMON STOCK 631103108 95214    2706500  SH       SOLE            2706500
NCR Corporation                           COMMON STOCK 62886E108 86414    2546100  SH       SOLE            2546100
Net 1 UEPS Technologies Inc               COMMON STOCK 64107N206 15319    531000   SH       SOLE            531000
Nexmed Warrants 4.51 7/2/07               WTS          652903972 0        97222    SH       SOLE            97222
Nike Inc. CL B                            COMMON STOCK 654106103 16281    187600   SH       SOLE            187600
Nuveen Investments Cl. A                  COMMON STOCK 67090F106 172376   4044500  SH       SOLE            4044500
OM Group Inc                              COMMON STOCK 670872100 6566     350000   SH       SOLE            350000
Omnicare Inc                              COMMON STOCK 681904108 5092     89000    SH       SOLE            89000
Orascom Telecom Holding SAE GDR           ADRS STOCKS  68554W205 3210     60000    SH       SOLE            60000
Palm Inc                                  COMMON STOCK 696643105 1618     50899    SH       SOLE            50899
Pediatrix Medical Group Inc               COMMON STOCK 705324101 7174     81000    SH       SOLE            81000
PHH Corp                                  COMMON STOCK 693320202 6808     243000   SH       SOLE            243000
Plains Exploration & Production           COMMON STOCK 726505100 124827   3141900  SH       SOLE            3141900
PPL Corporation                           COMMON STOCK 69351T106 11760    400000   SH       SOLE            400000
PranaWTS8.004/09                          ADRS STOCKS  739990968 0        150000   SH       SOLE            150000
Pulte Homes Inc                           COMMON STOCK 745867101 12477    317000   SH       SOLE            317000
R & G Financial Corp. Cl. B               COMMON STOCK 749136107 7595     575400   SH       SOLE            575400
Regeneron Pharmaceuticals                 COMMON STOCK 75886F107 9953     626000   SH       SOLE            626000
Republic Airways Holdings Inc             COMMON STOCK 760276105 3040     200000   SH       SOLE            200000
Rockwood Holdings Inc                     COMMON STOCK 774415103 17757    900000   SH       SOLE            900000
RTI International Metals, Inc             COMMON STOCK 74973W107 265      7000     SH       SOLE            7000
Skillsoft Corporation                     ADRS STOCKS  830928107 8564     1557200  SH       SOLE            1557200
Southwestern Energy                       COMMON STOCK 845467109 107906   3002400  SH       SOLE            3002400
Staples Inc.                              COMMON STOCK 855030102 144174   6348500  SH       SOLE            6348500
Telik Inc                                 COMMON STOCK 87959M109 11026    649000   SH       SOLE            649000
Tetra Technologies Inc                    COMMON STOCK 88162F105 8393     275000   SH       SOLE            275000
The First Marblehead Corp                 COMMON STOCK 320771108 14833    451400   SH       SOLE            451400
Theravance                                COMMON STOCK 88338T104 3648     162000   SH       SOLE            162000
Transkaryotic Therapies Inc.              COMMON STOCK 893735100 3922     106000   SH       SOLE            106000
Transocean Inc                            COMMON STOCK G90078109 123776   1776100  SH       SOLE            1776100
Triad Hospitals Inc                       COMMON STOCK 89579K109 3452     88000    SH       SOLE            88000
TXU Corp                                  COMMON STOCK 873168108 13802    275000   SH       SOLE            275000
Universal Health Services Inc             COMMON STOCK 913903100 3458     74000    SH       SOLE            74000
Vion Warrants 3.25 2/11/09                WTS          927990DU2 0        125000   SH       SOLE            125000
Weatherford Intl Ltd.                     COMMON STOCK G95089101 102627   2835000  SH       SOLE            2835000
Whirlpool Corp.                           COMMON STOCK 963320106 753      9000     SH       SOLE            9000
Xerium Technologies                       COMMON STOCK 98416J100 3364     400000   SH       SOLE            400000
ZymoGenetics                              COMMON STOCK 98985T109 3044     179000   SH       SOLE            179000

S REPORT SUMMARY 111 DATA RECORDS 3,188,898
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.